SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary financial statement information [Abstract]
Government institutions	$ 139	$ 612
Other	2	1
Other receivables	$ 141	$ 613